Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions Details Narrative
Office and general expenses	$ 10,072	$ 11,338	$ 45,269	$ 48,548
Fair value of services rendered by shareholder			14,310	32,402
Shareholder loan account			30,959	$ 16,146
Repairs and maintenance expenses	3,706
Receivable from related party	$ 7,793		$ 8,278